UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: June 30, 2012"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     JUL 18, 2012"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27


"Form 13F Information Table Value Total:      $102,586"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100        6686   103700 SH      SOLE                  0      0  103700
ACCURAY INC                     COM                 004397105         379    55600 SH      SOLE                  0      0   55600
ADVISORSHRS ACTV BEAR ETF       ACTIV BEAR ETF      00768Y883        1192    51100 SH      SOLE                  0      0   51100
AMERICAN INTL GROUP INC         COM NEW             026874784        5178   161345 SH      SOLE                  0      0  161345
APPLE INC                       COM                 037833100        4593     7865 SH      SOLE                  0      0    7865
BERKSHIRE HATHAWAY B NEW        CL B NEW            084670702        9483   113796 SH      SOLE                  0      0  113796
BROOKFIELD ASSET MGMT A         CL A LTD VT SH      112585104        4493   135755 SH      SOLE                  0      0  135755
C V S CAREMARK CORP             COM                 126650100        4373    93590 SH      SOLE                  0      0   93590
CHEVRON CORPORATION             COM                 166764100        3031    28732 SH      SOLE                  0      0   28732
CISCO SYSTEMS INC               COM                 17275r102        4540   264397 SH      SOLE                  0      0  264397
CORNING INC                     COM                 219350105        4394   339830 SH      SOLE                  0      0  339830
GENL GROWTH PPTYS NEW           COM                 370023103        2904   160555 SH      SOLE                  0      0  160555
GOOGLE INC CLASS A              CL A                38259p508        4877     8408 SH      SOLE                  0      0    8408
HARRIS CORPORATION              COM                 413875105        4983   119060 SH      SOLE                  0      0  119060
HOWARD HUGHES CORP              COM                 44267d107        1760    28551 SH      SOLE                  0      0   28551
ISHRS TR BRCLYS BD 1-3 YR       BARCLYS 1-3YR CR    464288646        1105    10555 SH      SOLE                  0      0   10555
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638         660     6040 SH      SOLE                  0      0    6040
MKT VCTRS ETF GLD MINERS        GOLD MINER ETF      57060u100        4289    95810 SH      SOLE                  0      0   95810
MEDTRONIC INC                   COM                 585055106        2752    71060 SH      SOLE                  0      0   71060
MICROSOFT CORP                  COM                 594918104        4506   147295 SH      SOLE                  0      0  147295
ORACLE CORPORATION              COM                 68389x105        2125    71555 SH      SOLE                  0      0   71555
SPDR GOLD TR GOLD SHARES        GOLD SHS            78463v107        5510    35502 SH      SOLE                  0      0   35502
STAPLES INC.                    COM                 855030102        2021   154900 SH      SOLE                  0      0  154900
SUPERIOR ENERGY SERVICES        COM                 868157108        2031   100380 SH      SOLE                  0      0  100380
VODAFONE GROUP NEW ADR          SPONS ADR NEW       92857w209        5596   198598 SH      SOLE                  0      0  198598
WSDMTREE EMERG MKT EQ INC       EMERG MKTS ETF      97717w315        4286    82720 SH      SOLE                  0      0   82720
YAHOO INC COM                   COM                 984332106        4839   305705 SH      SOLE                  0      0  305705

